Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalent, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prospective Adoption of New Accounting Pronouncements [Abstract]
Cash	$ 1,211	$ 10,937
Restricted cash	490	550
Total cash and restricted cash presented in the consolidated statements of cash flows	$ 1,701	$ 11,487